Payables for Business Combinations - Summary of Non-Current Payables for Business Combinations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	R$ 4,604		R$ 0
2025 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	1,576		0
2026 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	1,576		0
2027 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	1,452		0
Accordo Certo [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	336
Accordo Certo [member] | 2025 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	168
Accordo Certo [member] | 2026 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	168
Accordo Certo [member] | 2027 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	0
Konduto [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	4,268
Konduto [member] | 2025 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	1,408
Konduto [member] | 2026 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	1,408
Konduto [member] | 2027 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity	R$ 1,452
Boa Vista Servicos S A [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		R$ 4,195	3,313
Boa Vista Servicos S A [member] | 2024 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		100	100
Boa Vista Servicos S A [member] | 2025 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		1,409	1,117
Boa Vista Servicos S A [member] | 2026 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		1,409	1,117
Boa Vista Servicos S A [member] | 2027 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		1,277	R$ 979
Boa Vista Servicos S A [member] | Accordo Certo [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		436
Boa Vista Servicos S A [member] | Accordo Certo [member] | 2024 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		100
Boa Vista Servicos S A [member] | Accordo Certo [member] | 2025 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		168
Boa Vista Servicos S A [member] | Accordo Certo [member] | 2026 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		168
Boa Vista Servicos S A [member] | Konduto [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		3,759
Boa Vista Servicos S A [member] | Konduto [member] | 2025 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		1,241
Boa Vista Servicos S A [member] | Konduto [member] | 2026 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		1,241
Boa Vista Servicos S A [member] | Konduto [member] | 2027 [member]
Disclosure In Tabular Form Of Maturity For Non Current Payables [Line Items]
Maturity		R$ 1,277